Investment securities - Hedge Funds redemption frequency and Private Equity Fund lock-up period (Details) - Other long-term investments - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Equity securities and Other long-term investments
Other long-term investments	$ 446.4	$ 346.8
Hedge funds
Equity securities and Other long-term investments
Other long-term investments	122.5	127.5
Outstanding distribution from investments	6.3
Hedge funds | Monthly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
Hedge funds | Quarterly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	99.1
Hedge funds | Semi-annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.3
Hedge funds | Annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	23.1
Private equity securities
Equity securities and Other long-term investments
Other long-term investments	153.1	141.5
Outstanding distribution from investments	42.3	$ 60.1
Private equity securities | Lock up period of 1 - 3 years
Equity securities and Other long-term investments
Other long-term investments	56.4
Private equity securities | Lock up period of 3 - 5 years
Equity securities and Other long-term investments
Other long-term investments	18.9
Private equity securities | Lock up period of 5 - 10 years
Equity securities and Other long-term investments
Other long-term investments	77.8
30-59 days notice | Hedge funds
Equity securities and Other long-term investments
Other long-term investments	0.6
30-59 days notice | Hedge funds | Monthly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
30-59 days notice | Hedge funds | Quarterly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.6
30-59 days notice | Hedge funds | Semi-annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
30-59 days notice | Hedge funds | Annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
60-89 days notice | Hedge funds
Equity securities and Other long-term investments
Other long-term investments	31.2
60-89 days notice | Hedge funds | Monthly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
60-89 days notice | Hedge funds | Quarterly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	30.9
60-89 days notice | Hedge funds | Semi-annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.3
60-89 days notice | Hedge funds | Annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
90-119 days notice | Hedge funds
Equity securities and Other long-term investments
Other long-term investments	67.9
90-119 days notice | Hedge funds | Monthly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
90-119 days notice | Hedge funds | Quarterly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	67.6
90-119 days notice | Hedge funds | Semi-annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
90-119 days notice | Hedge funds | Annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.3
120+ days notice | Hedge funds
Equity securities and Other long-term investments
Other long-term investments	22.8
120+ days notice | Hedge funds | Monthly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
120+ days notice | Hedge funds | Quarterly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
120+ days notice | Hedge funds | Semi-annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	0.0
120+ days notice | Hedge funds | Annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments	$ 22.8